Components of Income (Loss) before Income Taxes (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Taxes [Abstract]
Domestic			$ (73)	$ (690)	$ (915)
Foreign			679	820	772
Income (loss) from continuing operations before income taxes	$ 237	$ 82	$ 606	$ 130	$ (143)